Derivative Assets	12 Months Ended
Dec. 31, 2022
Derivative Assets [Abstract]
DERIVATIVE ASSETS

NOTE 8: DERIVATIVE ASSETS

On December 31, 2022, the Company held $905 in collateral related to open digital assets forwards positions with fair value of $1,072, utilizing level 2 inputs in the fair value hierarchy. The derivative assets are used for hedging of digital assets held by the Company. Net gain (loss) recognized from the hedging activity during the year ended on December 31, 2022 was not significant.